Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000162155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Institutional Class
C000020634
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Small Cap Opportunities Fund Inc.-Investor Class
Without Sales Load [Member] | C000162155
Average Annual Return [Line Items]
Average Annual Return, Percent		7.59%	11.47%	10.51%
Without Sales Load [Member] | C000020634
Average Annual Return [Line Items]
Average Annual Return, Percent		7.34%	11.19%		10.04%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.68%	10.04%	8.18%
VALUELINE INDEX: RUSSELL 2000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.68%	10.04%		7.12%